Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents [abstract]
Cash and Cash Equivalents	Note 5 – Cash and Cash Equivalents
	As at December 31,
	2021	2020
	$ Thousands
Cash in banks	425,017	255,750
Time deposits	49,527	30,434
	474,544	286,184